Other investment	12 Months Ended
Mar. 31, 2017
Other investment
Other investment

10               Other investment

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Unlisted equity securities, at cost	189,129	189,129	27,477

As of March 31, 2016 and 2017, the Group owned 24% equity interest of Shandong Province Qilu Stem Cells Engineering Co., Ltd. (“Qilu Stem Cells”), which operates a cord blood bank in the Shandong province, the PRC. Since the Group does not have any representation in the board of directors and does not have significant influence over the financial and operating decisions of Qilu Stem Cells, the investment is stated at cost as the equity interests do not have a readily determinable fair value. The Group performed an impairment assessment based on Qilu Stem Cells’s operational performance, local demographic trend and the economic environment of the Shandong province and no impairment indicator was identified for the years ended March 31, 2016 and 2017, respectively.

Dividends declared and paid by Qilu Stem Cells during the years ended March 31, 2015, 2016 and 2017 of nil, RMB31,800 and nil were recognized in dividend income in the consolidated statements of comprehensive income.